Segment Disclosures - Summary of Total Assets by Segment (Parenthetical) (Detail) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Jun. 28, 2019
Segment Reporting Asset Reconciling Item [Line Items]
Goodwill	$ 53,643,331	$ 53,643,331	$ 53,643,331		$ 78,372,980
Self Storage
Segment Reporting Asset Reconciling Item [Line Items]
Goodwill	52,200,000	49,800,000	45,300,000
Accumulated impairment charges to goodwill	0	0	0
Managed REIT Platform
Segment Reporting Asset Reconciling Item [Line Items]
Goodwill	$ 1,400,000	3,900,000	8,400,000
Accumulated impairment charges to goodwill		$ 24,700,000	$ 24,700,000	$ 24,700,000